Application of New Amended and Revised Standards and Interpretations - Schedule of Diffrence Between Lease Liablilites Recognized And Operating Lease Commitments Disclosed under IAS 17 (Detail) - USD ($)
	Dec. 31, 2019	Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
The future minimum lease payments of non-cancellable operating lease commitments		$ 599,393
Less: Recognition exemption for short-term leases		(261,622)
Less: Recognition exemption for leases of low-value assets		(1,097)
Undiscounted amounts		336,674
Discounted amounts using the incremental borrowing rate		323,850
Lease liabilities recognized	$ 755,378	$ 323,850